Deposits - Summary of Deposits and Components (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Deposits [Line Items]
Deposits	$ 461,015	$ 439,706
Personal [member]
Disclosure Of Deposits [Line Items]
Deposits	163,879	159,327
Business and government [member]
Disclosure Of Deposits [Line Items]
Deposits	240,149	225,622
Bank [member]
Disclosure Of Deposits [Line Items]
Deposits	14,380	13,789
Secured borrowings [member]
Disclosure Of Deposits [Line Items]
Deposits	42,607	40,968
Payable on demand [member]
Disclosure Of Deposits [Line Items]
Deposits	75,020
Payable after notice [member]
Disclosure Of Deposits [Line Items]
Deposits	153,426
Payable on fixed date [member]
Disclosure Of Deposits [Line Items]
Deposits	232,569
Financial liabilities at carrying value [member]
Disclosure Of Deposits [Line Items]
Held at amortized cost	453,498	433,759
Financial liabilities at fair value [member]
Disclosure Of Deposits [Line Items]
Designated at fair value	7,517	5,947
Personal [member]
Disclosure Of Deposits [Line Items]
Deposits	163,879	159,327
Personal [member] | Payable on demand [member]
Disclosure Of Deposits [Line Items]
Deposits	11,845
Personal [member] | Payable after notice [member]
Disclosure Of Deposits [Line Items]
Deposits	100,926
Personal [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line Items]
Deposits	51,108
Business and government [member]
Disclosure Of Deposits [Line Items]
Deposits	240,149	225,622
Business and government [member] | Payable on demand [member]
Disclosure Of Deposits [Line Items]
Deposits	58,989
Business and government [member] | Payable after notice [member]
Disclosure Of Deposits [Line Items]
Deposits	52,309
Business and government [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line Items]
Deposits	128,851
Bank [member]
Disclosure Of Deposits [Line Items]
Deposits	14,380	13,789
Bank [member] | Payable on demand [member]
Disclosure Of Deposits [Line Items]
Deposits	4,186
Bank [member] | Payable after notice [member]
Disclosure Of Deposits [Line Items]
Deposits	191
Bank [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line Items]
Deposits	10,003
Secured borrowings [member]
Disclosure Of Deposits [Line Items]
Deposits	42,607	40,968
Secured borrowings [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line Items]
Deposits	42,607
Domestic offices [member] | Non-interest-bearing deposits [member]
Disclosure Of Deposits [Line Items]
Deposits	49,858	50,810
Domestic offices [member] | Interest-bearing deposits [member]
Disclosure Of Deposits [Line Items]
Deposits	321,188	297,997
Foreign offices [member] | Non-interest-bearing deposits [member]
Disclosure Of Deposits [Line Items]
Deposits	12,115	12,289
Foreign offices [member] | Interest-bearing deposits [member]
Disclosure Of Deposits [Line Items]
Deposits	$ 77,854	$ 78,610